Performance Management	Mar. 31, 2025
Nuveen Bond Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class A, Class I, Premier Class, Class R6, Retirement Class and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2024, and how those returns compare to those of the Fund’s benchmark and broad-based securities market index. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark and broad-based securities market index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen Bond Index Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was 4.00%.
Bar Chart Closing [Text Block]	Best quarter: 6.64%, for the quarter ended December 31, 2023. Worst quarter: -5.89%, for the quarter ended March 31, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Bond Index Fund			12 Months Ended	60 Months Ended	75 Months Ended	109 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			1.25%	(0.33%)		1.41%	1.35%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date						Dec. 04, 2015
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent					1.34%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		(2.82%)	(1.44%)			0.52%
Class I | Average Annual Return, Percent			1.32%	(0.48%)		1.19%
Class I | Performance Inception Date						Dec. 04, 2015
Premier Class | Average Annual Return, Percent			1.27%	(0.53%)			1.09%
Class R6 | Average Annual Return, Percent			1.43%	(0.38%)			1.24%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			0.03%	(1.47%)			0.16%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			0.84%	(0.72%)			0.50%
Retirement Class | Average Annual Return, Percent			1.07%	(0.63%)			0.98%
Class W | Average Annual Return, Percent			1.50%	(0.30%)	1.35%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 3.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Thirty Day Yield Phone	800-842-2252
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Bond Index Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was
Bar Chart, Year to Date Return	4.00%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	6.64%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(5.89%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Nuveen Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class A, Class I, Premier Class, Class R6, Retirement Class and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2024, and how those returns compare to those of the Fund’s benchmark and broad-based securities market index. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark and broad-based securities market index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen Core Bond Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was 3.79%.
Bar Chart Closing [Text Block]	Best quarter: 6.74%, for the quarter ended December 31, 2023. Worst quarter: -5.89%, for the quarter ended March 31, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Core Bond Fund			12 Months Ended	60 Months Ended	75 Months Ended	109 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			1.25%	(0.33%)		1.41%	1.35%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date						Dec. 04, 2015
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent					1.34%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		(1.56%)	(0.80%)			1.24%
Class I | Average Annual Return, Percent			2.41%	0.08%		1.87%
Class I | Performance Inception Date						Dec. 04, 2015
Premier Class | Average Annual Return, Percent			2.51%	0.09%			1.76%
Class R6 | Average Annual Return, Percent			2.66%	0.24%			1.92%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			0.89%	(1.14%)			0.51%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.56%	(0.36%)			0.88%
Retirement Class | Average Annual Return, Percent			2.33%	0.00%			1.67%
Class W | Average Annual Return, Percent			2.95%	0.53%	2.11%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 3.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Thirty Day Yield Phone	800-842-2252
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Core Bond Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was
Bar Chart, Year to Date Return	3.79%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	6.74%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(5.89%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Nuveen Core Impact Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year since inception of Class R6. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class A, Class I, Premier Class, Class R6 and Retirement Class over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2024, and how those returns compare to those of the Fund’s benchmark and broad-based securities market index. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark and broad-based securities market index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen Core Impact Bond Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was 4.04%.
Bar Chart Closing [Text Block]	Best quarter: 6.51%, for the quarter ended December 31, 2023. Worst quarter: -5.99%, for the quarter ended March 31, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Core Impact Bond Fund			12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			1.25%	(0.33%)	1.41%	1.35%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Dec. 04, 2015
Class A | Average Annual Return, Percent	[1]		(1.65%)	(1.13%)		1.03%
Class I | Average Annual Return, Percent			2.36%	(0.20%)	1.64%
Class I | Performance Inception Date					Dec. 04, 2015
Premier Class | Average Annual Return, Percent			2.26%	(0.31%)		1.53%
Class R6 | Average Annual Return, Percent			2.56%	(0.11%)		1.70%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			0.77%	(1.45%)		0.39%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.50%	(0.61%)		0.76%
Retirement Class | Average Annual Return, Percent			2.19%	(0.36%)		1.45%
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 3.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Thirty Day Yield Phone	800-842-2252
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Core Impact Bond Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was
Bar Chart, Year to Date Return	4.04%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	6.51%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(5.99%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Nuveen Core Plus Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class A, Class I, Premier Class, Class R6, Retirement Class and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2024, and how those returns compare to those of the Fund’s benchmark and broad-based securities market index. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark and broad-based securities market index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen Core Plus Bond Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was 3.88%.
Bar Chart Closing [Text Block]	Best quarter: 6.78%, for the quarter ended December 31, 2023. Worst quarter: -6.25%, for the quarter ended June 30, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Core Plus Bond Fund			12 Months Ended	60 Months Ended	75 Months Ended	109 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			1.25%	(0.33%)		1.41%	1.35%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date						Dec. 04, 2015
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent					1.34%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		(1.07%)	(0.50%)			1.47%
Class I | Average Annual Return, Percent			3.13%	0.51%		2.20%
Class I | Performance Inception Date						Dec. 04, 2015
Premier Class | Average Annual Return, Percent			2.95%	0.41%			2.02%
Class R6 | Average Annual Return, Percent			3.11%	0.58%			2.18%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			1.20%	(0.94%)			0.65%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.82%	(0.15%)			1.02%
Retirement Class | Average Annual Return, Percent			2.85%	0.34%			1.92%
Class W | Average Annual Return, Percent			3.41%	0.88%	2.39%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 3.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Thirty Day Yield Phone	800-842-2252
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Core Plus Bond Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was
Bar Chart, Year to Date Return	3.88%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	6.78%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(6.25%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class A, Class I and Class R6 over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2024, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

As of August 1, 2018, certain changes were made to the Fund’s investment strategy. As a result, the Fund’s performance may differ from the performance information shown below for the period prior to August 1, 2018 as the Fund did not employ a laddering approach during this period. The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen 5–15 Year Laddered Tax Exempt Bond Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was 0.32%.
Bar Chart Closing [Text Block]	Best quarter: 6.94%, for the quarter ended December 31, 2023. Worst quarter: -6.78%, for the quarter ended March 31, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen 5-15 Year Laddered Tax Exempt Bond Fund			12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent			1.05%	0.99%	2.19%	2.25%
Bloomberg Municipal Bond Index | Performance Inception Date					Dec. 04, 2015
Bloomberg 10-Year Municipal Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg 10-Year Municipal Bond Index
Bloomberg 10-Year Municipal Bond Index | Average Annual Return, Percent			(0.33%)	0.99%	2.23%	2.32%
Bloomberg 10-Year Municipal Bond Index | Performance Inception Date					Dec. 04, 2015
Class A | Average Annual Return, Percent	[1]		(2.54%)	(0.34%)		1.25%
Class I | Average Annual Return, Percent			0.67%	0.43%	1.74%
Class I | Performance Inception Date					Dec. 04, 2015
Class R6 | Average Annual Return, Percent			0.78%	0.55%		1.84%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			0.74%	0.48%		1.69%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.69%	0.98%		1.92%
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 3.00% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Thirty Day Yield Phone	800-842-2252
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen 5-15 Year Laddered Tax Exempt Bond Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was
Bar Chart, Year to Date Return	0.32%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	6.94%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(6.78%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Nuveen Green Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year since inception of Class R6. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class A, Class I, Premier Class, Class R6 and Retirement Class over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2024, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen Green Bond Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was 3.58%.
Bar Chart Closing [Text Block]	Best quarter: 7.39%, for the quarter ended June 30, 2020. Worst quarter: -5.75%, for the quarter ended March 31, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Green Bond Fund			12 Months Ended	60 Months Ended	74 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			1.25%	(0.33%)	1.43%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Nov. 16, 2018
Bloomberg MSCI U.S. Green Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg MSCI U.S. Green Bond Index
Bloomberg MSCI U.S. Green Bond Index | Average Annual Return, Percent			3.01%	0.54%	2.25%
Bloomberg MSCI U.S. Green Bond Index | Performance Inception Date					Nov. 16, 2018
Class A | Average Annual Return, Percent	[1]		(1.13%)	(0.45%)	1.22%
Class A | Performance Inception Date					Nov. 16, 2018
Class I | Average Annual Return, Percent			2.96%	0.52%	2.06%
Class I | Performance Inception Date					Nov. 16, 2018
Premier Class | Average Annual Return, Percent			2.91%	0.46%	1.99%
Premier Class | Performance Inception Date					Nov. 16, 2018
Class R6 | Average Annual Return, Percent			3.06%	0.60%	2.14%
Class R6 | Performance Inception Date					Nov. 16, 2018
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			1.21%	(0.85%)	0.62%
Class R6 | After Taxes on Distributions | Performance Inception Date					Nov. 16, 2018
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.80%	(0.11%)	1.03%
Class R6 | After Taxes on Distributions and Sales | Performance Inception Date					Nov. 16, 2018
Retirement Class | Average Annual Return, Percent			2.80%	0.42%	1.96%
Retirement Class | Performance Inception Date					Nov. 16, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 3.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Thirty Day Yield Phone	800-842-2252
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Green Bond Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was
Bar Chart, Year to Date Return	3.58%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	7.39%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(5.75%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Nuveen High Yield Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class A, Class I, Premier Class, Class R6, Retirement Class and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2024, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen High Yield Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was 4.20%.
Bar Chart Closing [Text Block]	Best quarter: 8.59%, for the quarter ended June 30, 2020. Worst quarter: -14.27%, for the quarter ended March 31, 2020.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen High Yield Fund			12 Months Ended	60 Months Ended	75 Months Ended	109 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			1.25%	(0.33%)		1.41%	1.35%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date						Dec. 04, 2015
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent					1.34%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Sep. 28, 2018
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index | Average Annual Return, Label [Optional Text]		ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index | Average Annual Return, Percent			6.83%	3.63%		5.46%	4.86%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index | Performance Inception Date						Dec. 04, 2015
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index | Average Annual Return, Percent					4.57%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		2.64%	2.04%			3.87%
Class I | Average Annual Return, Percent			7.77%	3.21%		5.19%
Class I | Performance Inception Date						Dec. 04, 2015
Premier Class | Average Annual Return, Percent			7.85%	3.20%			4.52%
Class R6 | Average Annual Return, Percent			7.89%	3.33%			4.67%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			5.09%	0.98%			2.24%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.61%	1.49%			2.47%
Retirement Class | Average Annual Return, Percent			7.74%	3.09%			4.41%
Class W | Average Annual Return, Percent			8.29%	3.69%	4.60%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 4.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Thirty Day Yield Phone	800-842-2252
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen High Yield Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was
Bar Chart, Year to Date Return	4.20%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	8.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(14.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Nuveen Short Duration Impact Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year since inception of Class R6. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class A, Class I, Premier Class, Class R6 and Retirement Class over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2024, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen Short Duration Impact Bond Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was 3.18%.
Bar Chart Closing [Text Block]	Best quarter: 4.56%, for the quarter ended June 30, 2020. Worst quarter: -2.48%, for the quarter ended March 31, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Short Duration Impact Bond Fund			12 Months Ended	60 Months Ended	74 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			1.25%	(0.33%)	1.43%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Nov. 16, 2018
Bloomberg U.S. 1-3 Year Government/Credit Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Bloomberg U.S. 1-3 Year Government/Credit Bond Index | Average Annual Return, Percent			4.36%	1.58%	2.08%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index | Performance Inception Date					Nov. 16, 2018
Class A | Average Annual Return, Percent	[1]		2.26%	1.44%	1.97%
Class A | Performance Inception Date					Nov. 16, 2018
Class I | Average Annual Return, Percent			5.17%	2.20%	2.65%
Class I | Performance Inception Date					Nov. 16, 2018
Premier Class | Average Annual Return, Percent			5.05%	2.07%	2.53%
Premier Class | Performance Inception Date					Nov. 16, 2018
Class R6 | Average Annual Return, Percent			5.21%	2.23%	2.68%
Class R6 | Performance Inception Date					Nov. 16, 2018
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			3.23%	0.91%	1.34%
Class R6 | After Taxes on Distributions | Performance Inception Date					Nov. 16, 2018
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.06%	1.14%	1.48%
Class R6 | After Taxes on Distributions and Sales | Performance Inception Date					Nov. 16, 2018
Retirement Class | Average Annual Return, Percent			4.95%	1.96%	2.43%
Retirement Class | Performance Inception Date					Nov. 16, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 2.50% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Thirty Day Yield Phone	800-842-2252
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Short Duration Impact Bond Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was
Bar Chart, Year to Date Return	3.18%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	4.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(2.48%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Nuveen Short Term Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class A, Class I, Premier Class, Class R6, Retirement Class and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2024, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen Short Term Bond Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was 3.22%.
Bar Chart Closing [Text Block]	Best quarter: 2.92%, for the quarter ended September 30, 2024. Worst quarter: -2.00%, for the quarter ended March 31, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Short Term Bond Fund			12 Months Ended	60 Months Ended	75 Months Ended	109 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			1.25%	(0.33%)		1.41%	1.35%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date						Dec. 04, 2015
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent					1.34%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Sep. 28, 2018
Bloomberg U.S. 1-3 Year Government/Credit Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Bloomberg U.S. 1-3 Year Government/Credit Bond Index | Average Annual Return, Percent			4.36%	1.58%		1.71%	1.63%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index | Performance Inception Date						Dec. 04, 2015
Bloomberg U.S. 1-3 Year Government/Credit Bond Index | Average Annual Return, Percent					2.09%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		2.27%	1.43%			1.62%
Class I | Average Annual Return, Percent			5.12%	2.16%		2.22%
Class I | Performance Inception Date						Dec. 04, 2015
Premier Class | Average Annual Return, Percent			5.04%	2.07%			2.03%
Class R6 | Average Annual Return, Percent			5.31%	2.27%			2.19%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			3.49%	1.11%			1.17%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			3.12%	1.24%			1.23%
Retirement Class | Average Annual Return, Percent			5.05%	1.99%			1.94%
Class W | Average Annual Return, Percent			5.59%	2.52%	2.88%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 2.50% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Thirty Day Yield Phone	800-842-2252
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Short Term Bond Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was
Bar Chart, Year to Date Return	3.22%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	2.92%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(2.00%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Nuveen Short Term Bond Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund, before taxes, in each full calendar year since inception of Class R6. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class A, Class I, Premier Class, Class R6, Retirement Class and Class W over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2024, and how those returns compare to those of the Fund’s broad-based securities market index and benchmark index. After-tax performance is shown only for Class R6 shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Class R6 shares.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The broad-based securities market index and benchmark index listed below are unmanaged, and you cannot invest directly in an index. The returns for the broad-based securities market index and benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen Short Term Bond Index Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was 2.92%.
Bar Chart Closing [Text Block]	Best quarter: 3.01%, for the quarter ended September 30, 2024. Worst quarter: -2.47%, for the quarter ended March 31, 2022.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Nuveen Short Term Bond Index Fund			12 Months Ended	60 Months Ended	75 Months Ended	109 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent			1.25%	(0.33%)		1.41%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date						Dec. 04, 2015
Bloomberg U.S. Aggregate Bond Index | Average Annual Return, Percent					1.34%
Bloomberg U.S. Aggregate Bond Index | Performance Inception Date					Sep. 28, 2018
Bloomberg U.S. 1-3 Year Government/Credit Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Bloomberg U.S. 1-3 Year Government/Credit Bond Index | Average Annual Return, Percent			4.36%	1.58%		1.71%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index | Performance Inception Date						Dec. 04, 2015
Bloomberg U.S. 1-3 Year Government/Credit Bond Index | Average Annual Return, Percent					2.09%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index | Performance Inception Date					Sep. 28, 2018
Class A | Average Annual Return, Percent	[1]		1.29%	0.68%
Class I | Average Annual Return, Percent			4.15%	1.39%		1.49%
Class I | Performance Inception Date						Dec. 04, 2015
Premier Class | Average Annual Return, Percent			4.21%	1.37%
Class R6 | Average Annual Return, Percent			4.39%	1.53%
Class R6 | After Taxes on Distributions | Average Annual Return, Percent			2.58%	0.60%
Class R6 | After Taxes on Distributions and Sales | Average Annual Return, Percent			2.57%	0.78%
Retirement Class | Average Annual Return, Percent			4.13%	1.28%
Class W | Average Annual Return, Percent			4.46%	1.62%	2.12%
Class W | Performance Inception Date					Sep. 28, 2018
[1]	The Class A average annual total returns have been restated to reflect a maximum up-front sales charge of 2.50% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Thirty Day Yield Phone	800-842-2252
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Short Term Bond Index Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was
Bar Chart, Year to Date Return	2.92%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	3.01%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	(2.47%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Nuveen Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past performance
Performance Narrative [Text Block]

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of Class R6 of the Fund in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of Class R6 may vary from the other share classes. Below the bar chart are the best and worst returns of Class R6 for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for Class A, Class I, Premier Class, Class R6 and Retirement Class over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2024, and how those returns compare to those of the Fund’s peer group average.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. As of October 14, 2016, certain changes were made to the Fund’s investment strategies. Performance information prior to this date reflects the Fund’s investment strategies before this date. As a result, the Fund’s performance after October 14, 2016 may differ materially from the performance information shown below for the period prior to October 14, 2016. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The peer group average listed below is unmanaged, and you cannot invest directly in the peer group average.

For current performance information of each share class, including performance to the most recent month-end, please visit www.nuveen.com/performance or call 800-257-8787.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS FOR CLASS R6 SHARES (%)† Nuveen Money Market Fund
Bar Chart Footnotes [Text Block]	† The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was 2.14%.
Bar Chart Closing [Text Block]	Best quarter: 1.33%, for the quarter ended December 31, 2023. Worst quarter: 0.00%, for the quarter ended March 31, 2015.
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2024
Performance [Table]
Average Annual Total Returns - Nuveen Money Market Fund			12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
iMoneyNet Money Fund Averages™—All Government | Average Annual Return, Label [Optional Text]		iMoneyNet Money Fund Averages™—All Government
iMoneyNet Money Fund Averages™—All Government | Average Annual Return, Percent			4.93%	2.24%	1.64%	1.49%
iMoneyNet Money Fund Averages™—All Government | Performance Inception Date					Dec. 04, 2015
Class A | Average Annual Return, Percent	[1]		4.85%	2.20%		1.45%
Class I | Average Annual Return, Percent			5.15%	2.41%	1.85%
Class I | Performance Inception Date					Dec. 04, 2015
Premier Class | Average Annual Return, Percent	[1]		5.04%	2.31%		1.58%
Class R6 | Average Annual Return, Percent			5.19%	2.41%		1.69%
Retirement Class | Average Annual Return, Percent	[1]		4.93%	2.28%		1.54%
[1]

Part or all of the Rule 12b-1 distribution fee of Class A and Premier Classes and the service fee of the Retirement Class were being voluntarily waived in order to keep the yield of these classes at a minimum of zero. These waivers are voluntary and may be terminated at any time. Advisors is also contractually reimbursing certain expenses through at least July 31, 2026, unless changed with the approval of the Board of Trustees. Without these waivers and reimbursements, total returns would have been lower and expenses would have been higher.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	Current performance of the Fund’s shares may be higher or lower than that shown above.
Money Market Seven Day Yield Phone	800-842-2252
Performance Availability Website Address [Text]	www.nuveen.com/performance
Nuveen Money Market Fund | Class R6
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date return as of the most recent calendar quarter, which ended on June 30, 2025, was
Bar Chart, Year to Date Return	2.14%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2015